Loans and Borrowings - Schedule of RDC Loan (Details) $ in Thousands	12 Months Ended
Jul. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 29,930
Closing balance	50,159
RDC Loan
Disclosure of detailed information about borrowings [line items]
Opening balance	0
Acquired on business acquisition	2,056
Debt repayment	(2,056)
Closing balance	$ 0